Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense is comprised of the following:

	For the Year Ended December 31,	For the Nine Months Ended December 31,	For the Year Ended March 31,
	2013	2012	2012
Current:
Federal	$380,143	$348,588	$1,814,394
State	164,491	91,108	226,970
Total Current Tax Expense	544,634	439,696	2,041,364
Deferred:
Federal	784,814	266,784	(706,857)
State	10,936	(2,721)	576,774
Total Deferred Tax Expense	795,750	264,063	(130,083)
Total Income Tax Expense	$1,340,384	$703,759	$1,911,281

(14)         Income Taxes, Continued

The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Year Ended December 31,	For the Nine Months Ended December 31,	For the Year Ended March 31,
	2013	2012	2012
Tax At Statutory Income Tax Rate	$1,744,725	$903,960	$1,260,263
State Tax And Other	(379,689)	(212,308)	10,480
Write-down Of State Deferred Tax Asset	—	—	625,000
Valuation Allowance	(24,652)	12,107	15,538
Total Income Tax Expense	$1,340,384	$703,759	$1,911,281

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At December 31,
	2013	2012
Deferred Tax Assets:
Deferred Compensation	$565,577	$528,847
Provision For Loan Losses	3,519,305	3,891,083
Other Real Estate Owned	1,125,986	1,452,449
Net Fees Deferred For Financial Reporting	120,984	121,842
Non-accrual Interest	167,315	411,761
Net Operating Losses	208,185	232,837
Other	47,725	61,129
Total Gross Deferred Tax Assets	5,755,077	6,699,948
Less: Valuation Allowance	(208,185)	(232,837)
Net Deferred Tax Assets	5,546,892	6,467,111
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,682	114,576
Depreciation	281,880	362,221
Other	67,881	63,695
Intangibles	4,465	19,292
Unrealized Gain on Securities Available for Sale	289,192	4,548,752
Total Gross Deferred Tax Liability	758,100	5,108,536
Net Deferred Tax Asset	$4,788,792	$1,358,575

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2013, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with State net operating loss carryforwards, and, accordingly, has established a valuation allowance only for this item. The change in the valuation allowance was $(24,652). Net deferred tax assets are included in other assets at December 31, 2013 and 2012. The Company had state net operating losses of $6.3 million and $7.1 million for the year ended December 31, 2013 and 2012, respectively.

(14)         Income Taxes, Continued

Retained earnings at December 31, 2013 included tax bad debt reserves of $2.2 million, for which no provision for federal income tax has been made. If, in the future, these amounts are used for any purpose other than to absorb bad debt losses, including dividends, stock redemptions, or distributions in liquidation, or the Company ceases to be qualified as a bank, they may be subject to federal income tax at the prevailing corporate tax rate. Tax returns for 2010 and subsequent years are subject to examination by taxing authorities.

As of December 31, 2013, the Company had no material unrecognized tax benefits or accrued interest and penalties. It is the Company's policy to account for interest and penalties accrued relative to unrecognized tax benefits as a component of income tax expense.